CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31, 2022	December 31, 2021
In millions of COP
Cash and balances at central bank
Cash	8,854,169	7,994,899
Due from central banks(1)	9,602,209	9,817,664
Due from other private financial entities	5,881,022	5,092,792
Checks on hold	289,924	136,050
Remittances of domestic negotiated checks in transit	93,844	106,271
Total cash and due from banks	24,721,168	23,147,676
Money market transactions
Interbank borrowings	4,050,407	1,388,411
Reverse repurchase agreements and other similar secured loans	2,873,716	793,759
Total money market transactions	6,924,123	2,182,170
Total cash and cash equivalents	31,645,291	25,329,846
(1)	According to External Resolution No. 20 of 2020 of Banco de la República, which amends External Resolution No. 5 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain, the equivalent of 8% of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 3.5% of its customer’s deposits with a maturity of less than 18 months (paragraph b), as ordinary reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, in accordance with the Agreement 004 of 2008 issued by the Superintendency of Banks of Panama, all Panamanian banks must maintain a minimum legal liquidity rate established at 30.00%. Finally, as of December 31, 2022, in accordance with temporary rule NPTB-09, which is effective from October 4, 2022, to March 28, 2023, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by El Salvador Central Bank. Once the complete term established, the bank continues with the Technical Norm (NRP-28), issued by the Central Bank, where the Bank must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since 23 June 2021.